Goodwill, Software and Other Intangible Assets (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units
We have two significant CGUs to which goodwill has been allocated. The changes in the carrying amount of goodwill are allocated to each CGU as follows:

		CGUs
$ millions, as at or for the year ended October 31		Canadian Wealth Management	U.S. Commercial Banking and Wealth Management	Other	Total
2023	Balance at beginning of year	$884	$4,224	$240	$5,348
	Impairment	–	–	–	–
	Adjustments (1)	–	76	1	77
	Balance at end of year	$884	$4,300	$241	$5,425
2022	Balance at beginning of year	$884	$3,838	$232	$4,954
	Impairment	–	–	–	–
	Adjustments (1)	–	386	8	394
	Balance at end of year	$884	$4,224	$240	$5,348

(1)	Includes foreign currency translation adjustments.

Schedule of Carrying Amount of Indefinite-lived Intangible Assets
The carrying amount of indefinite-lived intangible assets is provided in the following table:

$ millions, as at or for the year ended October 31		Contract based (1)	Brand name (2)	Total
2023	Balance at beginning of year	$116	$27	$143
	Impairment	–	(27)	(27)
	Adjustments (3)	–	–	–
	Balance at end of year	$116	$–	$116
2022	Balance at beginning of year	$116	$24	$140
	Adjustments (3)	–	3	3
	Balance at end of year	$116	$27	$143

(1)	Represents management contracts purchased as part of past acquisitions.
(2)
Acquired as part of the CIBC FirstCaribbean acquisition. On October 31, 2023, CIBC FirstCaribbean announced its intent to rebrand as CIBC, and we therefore recognized an impairment charge of $27 million in Corporate and Other related to the impairment of the indefinite-lived brand name intangible asset.

(3)	Includes foreign currency translation adjustments.

Schedule of Components of Finite-lived Software and Other Intangible Assets
The components of finite-lived software and other intangible assets are as follows:

$ millions, as at or for the year ended October 31		Software (1)	Core deposit intangibles (2)	Contract based (3)	Customer relationships (4)	Total
2023	Gross carrying amount
	Balance at beginning of year	$4,881	$633	$32	$498	$6,044
	Additions	787	–	–	–	787
	Disposals (5)	(66)	(584)	(12)	(29)	(691)
	Adjustments (6)	8	6	1	5	20
	Balance at end of year	$5,610	$55	$21	$474	$6,160
2022	Balance at end of year	$4,881	$633	$32	$498	$6,044
2023	Accumulated amortization
	Balance at beginning of year	$2,790	$577	$15	$213	$3,595
	Amortization and impairment (5)	498	40	7	53	598
	Disposals (5)	(49)	(584)	(12)	(29)	(674)
	Adjustments (6)	4	6	4	1	15
	Balance at end of year	$3,243	$39	$14	$238	$3,534
2022	Balance at end of year	$2,790	$577	$15	$213	$3,595
	Net book value
	As at October 31, 2023	$2,367	$16	$7	$236	$2,626
	As at October 31, 2022	$2,091	$56	$17	$285	$2,449

(1)	Includes $1,021 million (2022: $942 million) of work-in-progress not subject to amortization.
(2)	Acquired as part of the acquisitions of CIBC FirstCaribbean and The PrivateBank.
(3)
Represents a combination of management contracts purchased as part of past acquisitions including The PrivateBank and Geneva Advisors in 2017, as well as Lowenhaupt Global Advisors, LLC (LGA) and Cleary Gull in 2019.

(4)	Represents customer relationships associated with past acquisitions including The PrivateBank and Geneva Advisors in 2017, LGA in 2019 and the Canadian Costco credit card portfolio in 2022.
(5)	Includes write-offs of fully amortized assets.
(6)	Includes foreign currency translation and purchase price adjustments.